Restructuring, Repositioning, And Efficiency (Narrative) (Details) (USD $)	12 Months Ended				81 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2013	Mar. 31, 2011 First Horizon Insurance Inc [Member]	Dec. 31, 2011 First Horizon Msaver Inc [Member]	Dec. 31, 2013 First Horizon National Corporation [Member]	Dec. 31, 2012 First Horizon National Corporation [Member]	Dec. 31, 2011 First Horizon National Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Net costs (income) recognized, related to restructuring, repositioning, and efficiency activities	$ 5,300,000	$ 24,900,000	$ 26,900,000
Exit costs	3,800,000	23,100,000	18,600,000
Severance and other employee costs					104,384,000			3,700,000	22,900,000	16,600,000
Mortgage banking expense on servicing sales					26,002,000			2,200,000	2,600,000
Goodwill, Impairment	0	0	10,100,000	[1],[2]		10,100,000
Proceeds from divestiture of business							9,400,000
Other restructuring costs					$ 7,478,000					$ 9,000,000

[1]	See Note 27 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to acquisitions and divestitures.